SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current			$ 2,534,000	$ 0
Impairment loss			$ 485,000
Impairment Losses Related to Real Estate Partnerships				0
Ownership percentage, description			Affiliated company is company held to the extent of 20% or more (which are not subsidiary), or company less than 20% held, which the Company can exercise significant influence over operating and financial policy of the affiliate
Impairment of goodwill	$ 0		$ 1,545,000
Employee contribution percentage			8.33%
Research and development grants received			$ 272,000	$ 272,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,468,352,970	323,874,156	450,033,661	112,508,547
Bio Imagery Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage				33.00%
Antigen COVID Test Killer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage				15.00%